UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06698

DWS Equity 500 Index Portfolio
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS Equity 500 Index Portfolio
	Shares	Value ($)
Common Stocks 99.1%
Consumer Discretionary 11.9%
Auto Components 0.4%
BorgWarner, Inc. (a)	26,427	1,624,468
Delphi Automotive PLC	31,888	2,163,919
Goodyear Tire & Rubber Co.	29,321	766,158
Johnson Controls, Inc.	76,543	3,622,015

		8,176,560
Automobiles 0.7%
Ford Motor Co.	454,599	7,091,744
General Motors Co.	150,286	5,172,844
Harley-Davidson, Inc. (a)	25,448	1,695,091

		13,959,679
Distributors 0.1%
Genuine Parts Co. (a)	17,732	1,540,024
Diversified Consumer Services 0.1%
Graham Holdings Co. "B"	479	337,096
H&R Block, Inc.	31,428	948,811

		1,285,907
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	50,452	1,910,113
Chipotle Mexican Grill, Inc.*	3,577	2,031,915
Darden Restaurants, Inc. (a)	15,274	775,308
International Game Technology (a)	29,630	416,598
Marriott International, Inc. "A" (a)	25,445	1,425,429
McDonald's Corp.	114,081	11,183,360
Starbucks Corp.	87,129	6,393,526
Starwood Hotels & Resorts Worldwide, Inc.	22,171	1,764,812
Wyndham Worldwide Corp. (a)	14,535	1,064,398
Wynn Resorts Ltd.	9,403	2,088,876
Yum! Brands, Inc.	51,053	3,848,886

		32,903,221
Household Durables 0.4%
D.R. Horton, Inc. (a)	33,409	723,305
Garmin Ltd. (a)	14,028	775,187
Harman International Industries, Inc.	7,742	823,749
Leggett & Platt, Inc. (a)	16,437	536,504
Lennar Corp. "A" (a)	20,274	803,256
Mohawk Industries, Inc.*	6,973	948,188
Newell Rubbermaid, Inc.	32,097	959,700
PulteGroup, Inc.	40,157	770,613
Whirlpool Corp.	8,893	1,329,148

		7,669,650
Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	42,889	14,433,006
Expedia, Inc. (a)	11,702	848,395
Netflix, Inc.*	6,873	2,419,502
Priceline.com, Inc.*	6,018	7,172,794
TripAdvisor, Inc.* (a)	12,721	1,152,396

		26,026,093
Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	13,532	752,650
Mattel, Inc. (a)	38,983	1,563,608

		2,316,258
Media 3.5%
Cablevision Systems Corp. (New York Group) "A" (a)	25,660	432,884
CBS Corp. "B"	63,570	3,928,626
Comcast Corp. "A" (a)	300,459	15,028,959
DIRECTV*	54,601	4,172,609
Discovery Communications, Inc. "A"* (a)	25,625	2,119,188
Gannett Co., Inc. (a)	26,752	738,355
Interpublic Group of Companies, Inc.	48,956	839,106
News Corp. "A"*	58,322	1,004,305
Omnicom Group, Inc.	29,959	2,175,023
Scripps Networks Interactive "A" (a)	12,709	964,740
Time Warner Cable, Inc.	31,980	4,387,016
Time Warner, Inc.	102,850	6,719,191
Twenty-First Century Fox, Inc. "A"	223,644	7,149,899
Viacom, Inc. "B"	45,900	3,901,041
Walt Disney Co. (a)	187,790	15,036,345

		68,597,287
Multiline Retail 0.7%
Dollar General Corp.*	34,304	1,903,186
Dollar Tree, Inc.*	23,661	1,234,631
Family Dollar Stores, Inc.	11,072	642,287
Kohl's Corp. (a)	23,072	1,310,489
Macy's, Inc.	42,252	2,505,121
Nordstrom, Inc. (a)	16,789	1,048,473
Target Corp.	72,878	4,409,848

		13,054,035
Specialty Retail 2.1%
AutoNation, Inc.* (a)	7,149	380,541
AutoZone, Inc.*	3,887	2,087,708
Bed Bath & Beyond, Inc.* (a)	24,746	1,702,525
Best Buy Co., Inc. (a)	31,368	828,429
CarMax, Inc.* (a)	25,450	1,191,060
GameStop Corp. "A" (a)	13,707	563,358
Home Depot, Inc.	162,351	12,846,835
L Brands, Inc.	28,385	1,611,416
Lowe's Companies, Inc.	120,571	5,895,922
O'Reilly Automotive, Inc.*	12,391	1,838,700
PetSmart, Inc. (a)	11,742	808,906
Ross Stores, Inc.	24,746	1,770,576
Staples, Inc. (a)	74,057	839,806
The Gap, Inc.	30,282	1,213,097
Tiffany & Co.	12,533	1,079,718
TJX Companies, Inc.	81,990	4,972,694
Tractor Supply Co. (a)	16,237	1,146,819
Urban Outfitters, Inc.*	12,336	449,894

		41,228,004
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc. (a)	31,910	1,584,651
Fossil Group, Inc.*	5,704	665,143
Michael Kors Holdings Ltd.*	20,678	1,928,637
NIKE, Inc. "B"	85,681	6,328,399
PVH Corp.	9,367	1,168,721
Ralph Lauren Corp.	6,755	1,087,082
VF Corp.	40,774	2,523,095

		15,285,728
Consumer Staples 9.6%
Beverages 2.1%
Beam, Inc.	18,884	1,573,037
Brown-Forman Corp. "B" (a)	18,646	1,672,360
Coca-Cola Co.	436,649	16,880,850
Coca-Cola Enterprises, Inc.	27,594	1,317,890
Constellation Brands, Inc. "A"*	19,495	1,656,490
Dr. Pepper Snapple Group, Inc. (a)	23,040	1,254,758
Molson Coors Brewing Co. "B" (a)	18,254	1,074,431
Monster Beverage Corp.*	15,794	1,096,893
PepsiCo, Inc.	175,442	14,649,407

		41,176,116
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	50,838	5,677,588
CVS Caremark Corp. (a)	136,291	10,202,744
Kroger Co.	59,536	2,598,746
Safeway, Inc.	26,554	980,905
Sysco Corp.	67,668	2,444,845
Wal-Mart Stores, Inc. (a)	186,461	14,251,214
Walgreen Co.	100,730	6,651,202
Whole Foods Market, Inc.	42,587	2,159,587

		44,966,831
Food Products 1.6%
Archer-Daniels-Midland Co.	75,600	3,280,284
Campbell Soup Co. (a)	20,274	909,897
ConAgra Foods, Inc.	49,029	1,521,370
General Mills, Inc. (a)	71,950	3,728,449
Hormel Foods Corp. (a)	15,866	781,718
Kellogg Co. (a)	29,279	1,836,086
Keurig Green Mountain, Inc.	14,889	1,572,129
Kraft Foods Group, Inc.	68,591	3,847,955
McCormick & Co., Inc. (a)	15,112	1,084,135
Mead Johnson Nutrition Co.	23,481	1,952,210
Mondelez International, Inc. "A"	196,047	6,773,424
The Hershey Co. (a)	17,385	1,814,994
The JM Smucker Co.	11,886	1,155,795
Tyson Foods, Inc. "A"	30,989	1,363,826

		31,622,272
Household Products 2.0%
Clorox Co. (a)	15,167	1,334,848
Colgate-Palmolive Co.	100,531	6,521,446
Kimberly-Clark Corp. (a)	43,713	4,819,358
Procter & Gamble Co.	312,496	25,187,178

		37,862,830
Personal Products 0.2%
Avon Products, Inc.	49,801	729,086
Estee Lauder Companies, Inc. "A"	29,735	1,988,677

		2,717,763
Tobacco 1.4%
Altria Group, Inc.	229,666	8,596,398
Lorillard, Inc. (a)	41,761	2,258,435
Philip Morris International, Inc.	182,725	14,959,696
Reynolds American, Inc.	36,118	1,929,424

		27,743,953
Energy 10.1%
Energy Equipment & Services 2.0%
Baker Hughes, Inc.	50,435	3,279,284
Cameron International Corp.* (a)	25,222	1,557,963
Diamond Offshore Drilling, Inc. (a)	7,755	378,134
Ensco PLC "A" (a)	26,884	1,418,938
FMC Technologies, Inc.*	27,398	1,432,641
Halliburton Co.	98,083	5,776,108
Helmerich & Payne, Inc. (a)	12,286	1,321,482
Nabors Industries Ltd.	29,735	732,968
National Oilwell Varco, Inc.	49,347	3,842,651
Noble Corp. PLC (a)	29,814	976,110
Rowan Companies PLC "A"*	14,252	480,007
Schlumberger Ltd.	150,790	14,702,025
Transocean Ltd. (a)	39,233	1,621,892

		37,520,203
Oil, Gas & Consumable Fuels 8.1%
Anadarko Petroleum Corp.	58,086	4,923,369
Apache Corp. (a)	45,556	3,778,870
Cabot Oil & Gas Corp.	48,710	1,650,295
Chesapeake Energy Corp. (a)	58,066	1,487,651
Chevron Corp.	220,130	26,175,658
ConocoPhillips	141,465	9,952,063
CONSOL Energy, Inc. (a)	26,194	1,046,450
Denbury Resources, Inc. (a)	41,256	676,598
Devon Energy Corp.	44,155	2,955,294
EOG Resources, Inc.	31,504	6,180,140
EQT Corp.	17,527	1,699,593
Exxon Mobil Corp. (a)	498,214	48,665,544
Hess Corp.	31,563	2,615,941
Kinder Morgan, Inc.	77,081	2,504,362
Marathon Oil Corp.	79,921	2,838,794
Marathon Petroleum Corp.	33,969	2,956,662
Murphy Oil Corp. (a)	19,876	1,249,405
Newfield Exploration Co.*	16,308	511,419
Noble Energy, Inc.	41,239	2,929,619
Occidental Petroleum Corp. (a)	91,682	8,736,378
ONEOK, Inc. (a)	23,921	1,417,319
Peabody Energy Corp.	32,465	530,478
Phillips 66	67,767	5,222,125
Pioneer Natural Resources Co. (a)	16,546	3,096,419
QEP Resources, Inc. (a)	20,710	609,702
Range Resources Corp. (a)	18,737	1,554,609
Southwestern Energy Co.* (a)	40,490	1,862,945
Spectra Energy Corp. (a)	76,949	2,842,496
Tesoro Corp.	15,027	760,216
Valero Energy Corp.	61,405	3,260,606
Williams Companies, Inc.	78,571	3,188,411

		157,879,431
Financials 16.3%
Capital Markets 2.1%
Ameriprise Financial, Inc.	21,930	2,413,835
Bank of New York Mellon Corp.	130,742	4,613,885
BlackRock, Inc. (a)	14,464	4,548,639
Charles Schwab Corp. (a)	135,001	3,689,577
E*TRADE Financial Corp.*	33,057	760,972
Franklin Resources, Inc. (a)	46,743	2,532,536
Invesco Ltd. (a)	49,891	1,845,967
Legg Mason, Inc.	11,744	575,926
Morgan Stanley	162,164	5,054,652
Northern Trust Corp. (a)	26,933	1,765,727
State Street Corp.	49,714	3,457,609
T. Rowe Price Group, Inc. (a)	30,357	2,499,899
The Goldman Sachs Group, Inc.	48,511	7,948,527

		41,707,751
Commercial Banks 6.3%
Bank of America Corp.	1,218,459	20,957,495
BB&T Corp. (a)	81,960	3,292,333
Citigroup, Inc.	350,096	16,664,570
Comerica, Inc. (a)	21,194	1,097,849
Fifth Third Bancorp. (a)	98,433	2,259,037
Huntington Bancshares, Inc. (a)	97,531	972,384
JPMorgan Chase & Co.	436,541	26,502,404
KeyCorp	101,663	1,447,681
M&T Bank Corp. (a)	14,973	1,816,225
PNC Financial Services Group, Inc.	61,420	5,343,540
Regions Financial Corp.	165,315	1,836,650
SunTrust Banks, Inc. (a)	61,239	2,436,700
U.S. Bancorp. (a)	210,244	9,011,058
Wells Fargo & Co.	552,090	27,460,957
Zions Bancorp. (a)	21,080	653,058

		121,751,941
Consumer Finance 1.0%
American Express Co.	105,314	9,481,420
Capital One Financial Corp.	65,996	5,092,251
Discover Financial Services	54,257	3,157,215
SLM Corp.	50,034	1,224,832

		18,955,718
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc. "B"*	207,512	25,932,775
CME Group, Inc. (a)	36,197	2,678,940
IntercontinentalExchange Group, Inc.	13,215	2,614,323
Leucadia National Corp. (a)	36,721	1,028,188
McGraw Hill Financial, Inc.	31,046	2,368,810
Moody's Corp. (a)	21,854	1,733,459
The NASDAQ OMX Group, Inc. (a)	13,332	492,484

		36,848,979
Insurance 2.8%
ACE Ltd. (a)	38,827	3,846,203
Aflac, Inc.	52,568	3,313,887
Allstate Corp.	51,572	2,917,944
American International Group, Inc.	168,790	8,441,188
Aon PLC	34,563	2,912,970
Assurant, Inc.	8,052	523,058
Chubb Corp.	28,345	2,531,208
Cincinnati Financial Corp. (a)	16,922	823,424
Genworth Financial, Inc. "A"*	57,981	1,028,003
Hartford Financial Services Group, Inc. (a)	51,880	1,829,807
Lincoln National Corp. (a)	30,067	1,523,495
Loews Corp.	35,505	1,563,995
Marsh & McLennan Companies, Inc.	63,106	3,111,126
MetLife, Inc.	129,535	6,839,448
Principal Financial Group, Inc.	31,436	1,445,742
Progressive Corp. (a)	63,201	1,530,728
Prudential Financial, Inc.	53,363	4,517,178
The Travelers Companies, Inc. (a)	40,648	3,459,145
Torchmark Corp. (a)	10,207	803,291
Unum Group (a)	29,871	1,054,745
XL Group PLC	31,263	976,969

		54,993,554
Real Estate Investment Trusts 2.1%
American Tower Corp. (REIT)	45,483	3,723,693
Apartment Investment & Management Co. "A" (REIT)	16,657	503,374
AvalonBay Communities, Inc. (REIT)	13,976	1,835,328
Boston Properties, Inc. (REIT)	17,643	2,020,653
Crown Castle International Corp. (REIT)	38,355	2,829,832
Equity Residential (REIT)	38,899	2,255,753
General Growth Properties, Inc. (REIT)	59,878	1,317,316
HCP, Inc. (REIT)	52,108	2,021,269
Health Care REIT, Inc. (REIT) (a)	33,691	2,007,983
Host Hotels & Resorts, Inc. (REIT)	88,182	1,784,804
Kimco Realty Corp. (REIT)	48,094	1,052,297
Plum Creek Timber Co., Inc. (REIT)	20,419	858,415
Prologis, Inc. (REIT)	57,742	2,357,606
Public Storage (REIT)	16,596	2,796,260
Simon Property Group, Inc. (REIT)	36,162	5,930,568
The Macerich Co. (REIT)	15,998	997,155
Ventas, Inc. (REIT)	34,103	2,065,619
Vornado Realty Trust (REIT)	20,010	1,972,186
Weyerhaeuser Co. (REIT)	67,736	1,988,052

		40,318,163
Real Estate Management & Development 0.0%
CBRE Group, Inc. "A"*	32,175	882,560
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	52,836	519,378
People's United Financial, Inc. (a)	35,723	531,201

		1,050,579
Health Care 13.2%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.* (a)	22,820	3,471,607
Amgen, Inc.	87,059	10,737,857
Biogen Idec, Inc.*	27,256	8,336,793
Celgene Corp.*	46,819	6,535,932
Gilead Sciences, Inc.* (a)	177,355	12,567,375
Regeneron Pharmaceuticals, Inc.* (a)	9,068	2,722,939
Vertex Pharmaceuticals, Inc.*	27,075	1,914,744

		46,287,247
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	177,962	6,853,317
Baxter International, Inc. (a)	62,562	4,603,312
Becton, Dickinson & Co.	22,282	2,608,777
Boston Scientific Corp.*	152,041	2,055,594
C.R. Bard, Inc. (a)	8,929	1,321,313
CareFusion Corp.*	24,104	969,463
Covidien PLC	52,011	3,831,130
DENTSPLY International, Inc. (a)	16,699	768,822
Edwards Lifesciences Corp.* (a)	12,221	906,432
Intuitive Surgical, Inc.* (a)	4,400	1,927,156
Medtronic, Inc.	115,442	7,104,301
St. Jude Medical, Inc.	32,757	2,141,980
Stryker Corp. (a)	33,879	2,760,122
Varian Medical Systems, Inc.* (a)	11,884	998,137
Zimmer Holdings, Inc. (a)	19,724	1,865,496

		40,715,352
Health Care Providers & Services 2.1%
Aetna, Inc.	41,859	3,138,169
AmerisourceBergen Corp.	26,190	1,717,802
Cardinal Health, Inc.	39,716	2,779,326
CIGNA Corp.	31,563	2,642,770
DaVita HealthCare Partners, Inc.*	20,182	1,389,531
Express Scripts Holding Co.* (a)	89,512	6,721,456
Humana, Inc.	17,772	2,003,260
Laboratory Corp. of America Holdings* (a)	9,835	965,895
McKesson Corp.	26,506	4,680,164
Patterson Companies, Inc. (a)	9,177	383,231
Quest Diagnostics, Inc. (a)	16,618	962,515
Tenet Healthcare Corp.* (a)	10,954	468,941
UnitedHealth Group, Inc.	114,080	9,353,419
WellPoint, Inc.	32,594	3,244,733

		40,451,212
Health Care Technology 0.1%
Cerner Corp.* (a)	34,063	1,916,044
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	38,506	2,153,256
PerkinElmer, Inc. (a)	12,706	572,532
Thermo Fisher Scientific, Inc.	45,259	5,441,942
Waters Corp.* (a)	9,757	1,057,756

		9,225,486
Pharmaceuticals 6.1%
AbbVie, Inc.	183,135	9,413,139
Actavis PLC* (a)	20,076	4,132,645
Allergan, Inc.	34,279	4,254,024
Bristol-Myers Squibb Co.	189,542	9,846,707
Eli Lilly & Co.	113,607	6,686,908
Forest Laboratories, Inc.*	27,413	2,529,397
Hospira, Inc.* (a)	19,140	827,805
Johnson & Johnson (a)	326,143	32,037,027
Merck & Co., Inc.	339,022	19,246,279
Mylan, Inc.* (a)	42,882	2,093,928
Perrigo Co. PLC (a)	15,447	2,389,033
Pfizer, Inc.	735,891	23,636,819
Zoetis, Inc.	58,062	1,680,314

		118,774,025
Industrials 10.6%
Aerospace & Defense 2.7%
Boeing Co.	78,849	9,894,761
General Dynamics Corp.	37,494	4,083,847
Honeywell International, Inc.	90,419	8,387,267
L-3 Communications Holdings, Inc. (a)	9,916	1,171,575
Lockheed Martin Corp. (a)	31,074	5,072,520
Northrop Grumman Corp.	24,995	3,083,883
Precision Castparts Corp.	16,744	4,232,213
Raytheon Co.	36,268	3,582,916
Rockwell Collins, Inc. (a)	15,382	1,225,484
Textron, Inc. (a)	32,687	1,284,272
United Technologies Corp.	97,085	11,343,411

		53,362,149
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc. (a)	17,121	896,969
Expeditors International of Washington, Inc. (a)	23,846	945,017
FedEx Corp. (a)	32,026	4,245,367
United Parcel Service, Inc. "B" (a)	81,892	7,974,643

		14,061,996
Airlines 0.3%
Delta Air Lines, Inc.	97,669	3,384,231
Southwest Airlines Co.	81,643	1,927,591

		5,311,822
Building Products 0.1%
Allegion PLC	10,639	555,037
Masco Corp.	40,674	903,369

		1,458,406
Commercial Services & Supplies 0.5%
ADT Corp. (a)	21,160	633,742
Cintas Corp. (a)	11,740	699,821
Iron Mountain, Inc. (a)	19,249	530,695
Pitney Bowes, Inc.	23,002	597,822
Republic Services, Inc.	31,282	1,068,593
Stericycle, Inc.* (a)	9,909	1,125,861
Tyco International Ltd.	53,162	2,254,069
Waste Management, Inc. (a)	49,698	2,090,795

		9,001,398
Construction & Engineering 0.2%
Fluor Corp.	18,250	1,418,572
Jacobs Engineering Group, Inc.* (a)	14,948	949,198
Quanta Services, Inc.* (a)	24,695	911,246

		3,279,016
Electrical Equipment 0.7%
AMETEK, Inc.	28,078	1,445,736
Eaton Corp. PLC	54,679	4,107,487
Emerson Electric Co.	81,256	5,427,901
Rockwell Automation, Inc.	15,857	1,974,989
Roper Industries, Inc.	11,522	1,538,302

		14,494,415
Industrial Conglomerates 2.3%
3M Co. (a)	72,602	9,849,187
Danaher Corp.	69,324	5,199,300
General Electric Co.	1,156,720	29,947,481

		44,995,968
Machinery 1.7%
Caterpillar, Inc. (a)	73,554	7,309,061
Cummins, Inc.	20,034	2,984,866
Deere & Co. (a)	42,664	3,873,891
Dover Corp.	19,582	1,600,829
Flowserve Corp.	15,881	1,244,118
Illinois Tool Works, Inc.	45,143	3,671,480
Ingersoll-Rand PLC	29,860	1,709,186
Joy Global, Inc. (a)	11,587	672,046
PACCAR, Inc.	40,910	2,758,970
Pall Corp. (a)	12,703	1,136,538
Parker Hannifin Corp.	17,078	2,044,407
Pentair Ltd. (Registered)	22,917	1,818,235
Snap-on, Inc.	6,567	745,223
Stanley Black & Decker, Inc. (a)	17,825	1,448,103
Xylem, Inc.	21,248	773,852

		33,790,805
Professional Services 0.2%
Dun & Bradstreet Corp. (a)	4,256	422,833
Equifax, Inc. (a)	14,158	963,169
Nielsen Holdings NV	32,955	1,470,782
Robert Half International, Inc. (a)	15,479	649,344

		3,506,128
Road & Rail 1.0%
CSX Corp.	116,213	3,366,691
Kansas City Southern	12,754	1,301,673
Norfolk Southern Corp.	35,570	3,456,337
Ryder System, Inc.	6,207	496,063
Union Pacific Corp.	52,467	9,845,957

		18,466,721
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	31,241	1,540,806
W.W. Grainger, Inc. (a)	7,015	1,772,410

		3,313,216
Information Technology 18.5%
Communications Equipment 1.7%
Cisco Systems, Inc.	593,872	13,308,671
F5 Networks, Inc.* (a)	8,698	927,468
Harris Corp.	12,400	907,184
Juniper Networks, Inc.* (a)	57,890	1,491,246
Motorola Solutions, Inc. (a)	26,040	1,674,112
QUALCOMM, Inc.	194,952	15,373,915

		33,682,596
Computers & Peripherals 3.9%
Apple, Inc.	102,835	55,195,658
EMC Corp.	233,531	6,401,085
Hewlett-Packard Co.	218,479	7,069,980
NetApp, Inc.	38,192	1,409,285
SanDisk Corp. (a)	26,091	2,118,328
Seagate Technology PLC (a)	37,658	2,114,873
Western Digital Corp.	24,460	2,245,917

		76,555,126
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A" (a)	18,400	1,686,360
Corning, Inc.	160,511	3,341,839
FLIR Systems, Inc.	16,668	600,048
Jabil Circuit, Inc.	22,098	397,764
TE Connectivity Ltd.	47,146	2,838,661

		8,864,672
Internet Software & Services 3.2%
Akamai Technologies, Inc.*	20,697	1,204,772
eBay, Inc.*	134,333	7,420,555
Facebook, Inc. "A"*	196,949	11,864,208
Google, Inc. "A"*	32,543	36,269,499
VeriSign, Inc.* (a)	14,496	781,479
Yahoo!, Inc.*	108,225	3,885,278

		61,425,791
IT Services 3.5%
Accenture PLC "A" (a)	73,448	5,855,274
Alliance Data Systems Corp.* (a)	6,131	1,670,391
Automatic Data Processing, Inc.	55,596	4,295,347
Cognizant Technology Solutions Corp. "A"* (a)	70,430	3,564,462
Computer Sciences Corp.	16,774	1,020,195
Fidelity National Information Services, Inc.	33,293	1,779,511
Fiserv, Inc.*	29,043	1,646,448
International Business Machines Corp. (a)	112,855	21,723,459
MasterCard, Inc. "A"	117,647	8,788,231
Paychex, Inc. (a)	37,146	1,582,420
Teradata Corp.* (a)	18,262	898,308
Total System Services, Inc. (a)	19,401	589,984
Visa, Inc. "A" (a)	58,442	12,615,290
Western Union Co. (a)	63,373	1,036,782
Xerox Corp.	128,476	1,451,779

		68,517,881
Semiconductors & Semiconductor Equipment 2.1%
Altera Corp.	36,968	1,339,720
Analog Devices, Inc.	35,818	1,903,369
Applied Materials, Inc. (a)	139,340	2,845,323
Broadcom Corp. "A"	63,809	2,008,707
First Solar, Inc.* (a)	8,003	558,529
Intel Corp. (a)	573,140	14,792,743
KLA-Tencor Corp.	19,127	1,322,441
Lam Research Corp.*	18,810	1,034,550
Linear Technology Corp.	27,542	1,341,020
LSI Corp.	64,861	718,011
Microchip Technology, Inc. (a)	22,803	1,089,071
Micron Technology, Inc.* (a)	122,383	2,895,582
NVIDIA Corp. (a)	63,877	1,144,037
Texas Instruments, Inc.	124,898	5,888,941
Xilinx, Inc. (a)	30,758	1,669,237

		40,551,281
Software 3.6%
Adobe Systems, Inc.*	53,555	3,520,706
Autodesk, Inc.*	25,838	1,270,713
CA, Inc. (a)	36,625	1,134,276
Citrix Systems, Inc.*	21,347	1,225,958
Electronic Arts, Inc.* (a)	35,528	1,030,667
Intuit, Inc.	32,676	2,539,905
Microsoft Corp.	870,843	35,695,855
Oracle Corp.	399,247	16,333,195
Red Hat, Inc.*	22,038	1,167,573
Salesforce.com, Inc.*	64,554	3,685,388
Symantec Corp.	80,067	1,598,938

		69,203,174
Materials 3.5%
Chemicals 2.6%
Air Products & Chemicals, Inc.	24,269	2,888,982
Airgas, Inc. (a)	7,815	832,376
CF Industries Holdings, Inc.	6,397	1,667,314
Dow Chemical Co.	140,172	6,810,957
E.I. du Pont de Nemours & Co. (a)	106,872	7,171,111
Eastman Chemical Co.	17,587	1,516,175
Ecolab, Inc.	31,211	3,370,476
FMC Corp. (a)	15,554	1,190,814
International Flavors & Fragrances, Inc.	9,533	912,022
LyondellBasell Industries NV "A"	49,782	4,427,611
Monsanto Co.	60,514	6,884,678
PPG Industries, Inc.	15,970	3,089,556
Praxair, Inc. (a)	33,896	4,439,359
Sigma-Aldrich Corp. (a)	13,823	1,290,792
The Mosaic Co.	39,231	1,961,550
The Sherwin-Williams Co.	9,827	1,937,197

		50,390,970
Construction Materials 0.1%
Vulcan Materials Co. (a)	14,926	991,833
Containers & Packaging 0.2%
Avery Dennison Corp.	11,273	571,203
Ball Corp.	16,081	881,400
Bemis Co., Inc. (a)	11,618	455,890
MeadWestvaco Corp. (a)	20,330	765,221
Owens-Illinois, Inc.* (a)	18,673	631,708
Sealed Air Corp. (a)	22,292	732,738

		4,038,160
Metals & Mining 0.5%
Alcoa, Inc. (a)	123,166	1,585,146
Allegheny Technologies, Inc. (a)	12,101	455,966
Cliffs Natural Resources, Inc. (a)	17,367	355,329
Freeport-McMoRan Copper & Gold, Inc. (a)	119,360	3,947,235
Newmont Mining Corp. (a)	57,641	1,351,105
Nucor Corp. (a)	36,923	1,866,088
United States Steel Corp. (a)	16,718	461,584

		10,022,453
Paper & Forest Products 0.1%
International Paper Co.	50,599	2,321,482
Telecommunication Services 2.4%
Diversified Telecommunication Services
AT&T, Inc. (a)	600,449	21,057,746
CenturyLink, Inc. (a)	66,706	2,190,625
Frontier Communications Corp. (a)	112,461	641,028
Verizon Communications, Inc.	477,487	22,714,056
Windstream Holdings, Inc. (a)	66,553	548,397

		47,151,852
Utilities 3.0%
Electric Utilities 1.7%
American Electric Power Co., Inc.	56,728	2,873,840
Duke Energy Corp.	81,196	5,782,779
Edison International	37,970	2,149,482
Entergy Corp. (a)	20,827	1,392,285
Exelon Corp. (a)	98,461	3,304,351
FirstEnergy Corp.	48,200	1,640,246
NextEra Energy, Inc.	50,115	4,791,996
Northeast Utilities	36,225	1,648,238
Pepco Holdings, Inc. (a)	28,916	592,200
Pinnacle West Capital Corp. (a)	12,778	698,445
PPL Corp. (a)	73,400	2,432,476
Southern Co. (a)	102,681	4,511,803
Xcel Energy, Inc. (a)	56,582	1,717,830

		33,535,971
Gas Utilities 0.0%
AGL Resources, Inc. (a)	13,470	659,491
Independent Power Producers & Energy Traders 0.1%
AES Corp.	76,404	1,091,049
NRG Energy, Inc. (a)	38,100	1,211,580

		2,302,629
Multi-Utilities 1.2%
Ameren Corp.	28,494	1,173,953
CenterPoint Energy, Inc.	49,111	1,163,439
CMS Energy Corp. (a)	30,122	881,972
Consolidated Edison, Inc. (a)	33,824	1,814,658
Dominion Resources, Inc. (a)	66,930	4,751,361
DTE Energy Co. (a)	20,271	1,505,932
Integrys Energy Group, Inc.	9,188	548,064
NiSource, Inc.	35,871	1,274,497
PG&E Corp. (a)	53,113	2,294,482
Public Service Enterprise Group, Inc.	58,740	2,240,344
SCANA Corp.	15,996	820,915
Sempra Energy	26,350	2,549,626
TECO Energy, Inc. (a)	22,980	394,107
Wisconsin Energy Corp. (a)	26,006	1,210,579

		22,623,929

Total Common Stocks (Cost $967,669,732)		1,925,291,787

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.2%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.05% **, 4/10/2014 (b) (Cost $5,214,935)	5,215,000	5,214,974

	Shares	Value ($)
Securities Lending Collateral 21.5%
Daily Assets Fund Institutional, 0.07% (c) (d) (Cost $417,003,337)	417,003,337	417,003,337
Cash Equivalents 0.7%
Central Cash Management Fund, 0.05% (c) (Cost $13,091,461)	13,091,461	13,091,461

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,402,979,465) †	121.5	2,360,601,559
Other Assets and Liabilities, Net	(21.5)	(418,366,516)

Net Assets	100.0	1,942,235,043

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,473,515,903.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $887,085,656.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $990,407,420 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $103,321,764.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $412,240,649, which is 21.2% of net assets.

(b)	At March 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At March 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	6/20/2014	184	17,154,320	146,001

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,925,291,787	$—	$—	$1,925,291,787
Government & Agency Obligations	—	5,214,974	—	5,214,974
Short-Term Investments (e)	430,094,798	—	—	430,094,798
Derivatives (f)
Futures Contracts	146,001	—	—	146,001

Total	$2,355,532,586	$5,214,974	$—	$2,360,747,560

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$146,001

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Portfolio

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2014